Award Timing Disclosure	12 Months Ended
Oct. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Practices

The Compensation Committee generally makes grants of stock awards to our NEOs at the first Compensation Committee meeting of our fiscal year. Awards are neither timed to relate to the price of our stock nor to correspond with the release of material non-public information, although grants are generally made when our trading window is open. Grants to current employees are effective on or after the date of the Compensation Committee meeting approving such grants. Grants to new employees, including potential NEOs, are typically made at the next regularly scheduled Compensation Committee meeting following the employee’s start date.

Award Timing Method	Awards are neither timed to relate to the price of our stock nor to correspond with the release of material non-public information, although grants are generally made when our trading window is open. Grants to current employees are effective on or after the date of the Compensation Committee meeting approving such grants. Grants to new employees, including potential NEOs, are typically made at the next regularly scheduled Compensation Committee meeting following the employee’s start date.
Award Timing Predetermined	false
Award Timing MNPI Considered	false